Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 2.10%
FHLMC (12 Month LIBOR +1.91%) ±	2.16%	9-1-2031	$1,925	$ 1,920
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.36	4-1-2038	104,565	109,679
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38	4-1-2032	19,565	19,702
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.53	7-1-2029	411	411
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	3.43	5-1-2026	7,569	7,618
FHLMC	3.50	10-15-2025	163,119	170,224
FHLMC	4.00	5-1-2025	265,238	280,374
FHLMC Series 2597 Class AE	5.50	4-15-2033	16,455	17,732
FHLMC Series 2642 Class AR	4.50	7-15-2023	41,838	42,766
FHLMC Series 3609 Class LA	4.00	12-15-2024	6	6
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	0.82	5-25-2044	387,466	387,202
FHLMC Series T-42 Class A6	9.50	2-25-2042	234,690	291,663
FHLMC Series T-57 Class 2A1 ±±	3.50	7-25-2043	55,443	59,141
FHLMC Series T-59 Class 2A1 ±±	3.38	10-25-2043	616,822	758,265
FHMLC Series 4358 Class DA	3.00	6-15-2040	210,377	211,124
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	1.40	8-1-2034	78,706	78,730
FNMA %%	2.00	12-16-2036	6,400,000	6,562,250
FNMA (12 Month LIBOR +1.77%) ±	2.08	7-1-2044	331,089	348,869
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.32	11-1-2031	24,721	24,825
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	2.36	8-1-2036	535,620	567,891
FNMA øø	4.00	6-25-2026	156,973	168,400
FNMA	4.00	8-25-2037	99,556	102,272
FNMA	5.50	3-1-2023	36,393	36,937
FNMA	6.00	3-1-2033	157,275	175,209
FNMA	6.50	8-1-2031	132,025	153,019
FNMA	8.00	9-1-2023	1	1
FNMA	9.00	11-1-2024	12,167	12,366
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	386,014	450,262
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	19,993	24,088
FNMA Series 2003-41 Class PE	5.50	5-25-2023	36,874	37,689
FNMA Series 2003-W11 Class A1 ±±	2.99	6-25-2033	4,047	4,111
FNMA Series 2003-W6 Class 6A ±±	3.16	8-25-2042	348,840	362,181
FNMA Series 2003-W6 Class PT4 ±±	8.29	10-25-2042	39,579	47,740
FNMA Series 2005-84 Class MB	5.75	10-25-2035	151,775	168,122
FNMA Series 2006-W1 Class 2AF2 (1 Month LIBOR +0.19%) ±	0.28	2-25-2046	738,466	727,587
FNMA Series 2010-37 Class A1	5.41	5-25-2035	473,231	488,788
GNMA	4.50	4-20-2035	36,870	39,309
GNMA	8.00	12-15-2023	3,352	3,469
GNMA	9.00	11-15-2024	2	2
Total Agency securities (Cost $12,549,623)				12,941,944
Asset-backed securities: 12.47%
American Airlines Pass-Through Trust Series 2014-1 Class B	4.38	4-1-2024	873,415	875,254
Aqua Finance Trust Series 2021-A Class A	1.54	7-17-2046	2,881,303	2,859,043
AVIS Budget Rental Car Funding Series 2019-2A Class A 144A	3.35	9-22-2025	3,000,000	3,159,326
AVIS Budget Rental Car Funding Series 2020-1A Class B 144A	2.68	8-20-2026	2,220,000	2,278,725
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	1.21	11-20-2028	772,624	773,235
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Brean Asset-Backed Securities Trust 2021-RM2 Class A 144A±±	1.75%	10-25-2061	$1,985,802	$ 1,918,971
Cascade Funding Mortgage Trust Series 2021-AL1 Class B 144A	1.39	9-22-2031	3,000,000	3,001,683
Chase Auto Credit Linked Note Series 2020-1 Class B 144A	0.99	1-25-2028	2,848,929	2,852,177
CIFC Funding Limited CIFC Series 2017-2A (3 Month LIBOR +1.85%) 144A±	1.98	4-20-2030	1,250,000	1,250,063
CommonBond Student Loan Trust Series 2018-B-GS Class A1 144A	3.56	9-25-2045	1,119,529	1,150,564
CPS Auto Receivables Trust 2021-A Class D 144A	1.16	12-15-2026	4,645,000	4,601,948
CPS Auto Trust Series 2020-A Class D 144A	2.90	12-15-2025	3,750,000	3,820,251
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47	10-25-2045	3,135,000	3,231,100
Drive Auto Receivables Trust Series 2018-4 Class D	4.09	1-15-2026	2,939,780	2,993,661
Drive Auto Receivables Trust Series 2019 Class 3D	3.18	10-15-2026	2,715,000	2,778,571
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	1.09	12-25-2056	451,399	454,425
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	1,941,757	1,945,693
Freedom Financial Trust Series 2021-1CP Class B 144A	1.41	3-20-2028	750,000	748,770
GM Financial Securitized Term Trust Series 2018-4 Class C	3.62	6-17-2024	300,000	307,117
Hertz Vehicle Financing LLC Series 2021-1A Class A 144A	1.21	12-26-2025	2,325,000	2,307,553
Mercury Financial Credit Card Master Trust 144A	1.54	3-20-2026	1,600,000	1,601,007
Mission Lane Master Trust Series 2021 Class A 144A	1.59	9-15-2026	3,000,000	2,984,055
Navient Student Loan Trust Series 2021 Class A 144A	0.97	12-16-2069	1,899,751	1,872,940
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	1,269,541	1,274,367
Ocwen Master Advance Receivable Trust Series 2020-T1 Class AT1 144A	1.28	8-15-2052	2,930,000	2,929,611
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	2,010,000	1,985,728
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75	2-17-2026	3,500,000	3,501,107
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	0.79	12-17-2068	2,500,000	2,500,347
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	0.69	11-25-2027	650	650
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	0.74	12-27-2038	1,484,505	1,489,403
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	0.64	5-26-2055	745,028	735,687
SLM Student Loan Trust Series 2014-A Class B 144A	3.50	11-15-2044	1,806,789	1,808,940
SoFi Consumer Loan Program Series 2019 Class C 144A	2.84	8-25-2028	2,185,000	2,220,574
SoFi Professional Loan Program LLC Series 2016- A Class A1 (1 Month LIBOR +1.75%) 144A±	1.84	8-25-2036	880,370	883,105
SpringCastle America Funding LLC 144A	1.97	9-25-2037	1,382,202	1,379,357
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	1.31	10-25-2027	180,839	181,491
Taco Bell Funding LLC Series 2021 Class A2 144A	1.95	8-25-2051	2,760,000	2,712,986
See accompanying notes to portfolio of investments

2  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Tidewater Auto Receivables Series 2018-AA Class D 144A	4.30%	11-15-2024	$2,300,000	$ 2,300,738
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	0.99	4-25-2048	361,987	362,022
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	0.69	1-25-2046	906,594	902,279
Total Asset-backed securities (Cost $77,341,779)				76,934,524
Corporate bonds and notes: 23.05%
Communication services: 0.35%
Media: 0.35%
QVC Incorporated	4.85	4-1-2024	2,000,000	2,140,000
Consumer discretionary: 2.59%
Automobiles: 0.23%
Volkswagen Group of America Company 144A	3.35	5-13-2025	1,325,000	1,397,470
Hotels, restaurants & leisure: 0.90%
Genting New York LLC 144A	3.30	2-15-2026	1,080,000	1,067,449
Hyatt Hotels Corporation	1.30	10-1-2023	1,755,000	1,755,730
Las Vegas Sands Corporation	3.20	8-8-2024	1,900,000	1,937,127
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	715,000	777,520
				5,537,826
Household durables: 0.36%
Lennar Corporation	4.75	11-15-2022	251,000	257,714
Lennar Corporation	5.88	11-15-2024	1,770,000	1,961,797
				2,219,511
Textiles, apparel & luxury goods: 1.10%
Michael Kors USA Incorporated 144A	4.50	11-1-2024	2,241,000	2,365,532
Ralph Lauren Corporation	1.70	6-15-2022	1,380,000	1,389,675
Tapestry Incorporated	3.00	7-15-2022	3,005,000	3,042,370
				6,797,577
Consumer staples: 1.14%
Food & staples retailing: 0.12%
7 Eleven Incorporated 144A	0.80	2-10-2024	770,000	761,733
Food products: 0.34%
Land O'Lakes Incorporated 144A	6.00	11-15-2022	2,000,000	2,071,313
Tobacco: 0.68%
Altria Group Incorporated	1.70	6-15-2025	1,515,000	1,787,765
BAT Capital Corporation	2.79	9-6-2024	2,350,000	2,430,475
				4,218,240
Energy: 1.58%
Oil, gas & consumable fuels: 1.58%
Cheniere Corporation	5.88	3-31-2025	1,630,000	1,815,848
Energy Transfer Operating Company	3.60	2-1-2023	1,188,000	1,215,656
Plains All American Pipeline LP	3.85	10-15-2023	2,205,000	2,294,782
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Plains All American Pipeline LP	4.65%	10-15-2025	$758,000	$ 827,265
Southwestern Energy Company	4.10	3-15-2022	500,000	498,710
Vistra Operations Company LLC 144A	3.55	7-15-2024	3,000,000	3,110,111
				9,762,372
Financials: 11.27%
Banks: 3.15%
Bank of America Corporation (U.S. SOFR +0.74%) ±	0.81	10-24-2024	3,000,000	2,981,176
Bank of America Corporation (U.S. SOFR +0.91%) ±	1.66	3-11-2027	2,370,000	2,351,879
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	1,000,000	1,044,574
Credit Suisse New York	2.95	4-9-2025	2,250,000	2,364,426
JPMorgan Chase & Company (U.S. SOFR +0.49%) ±	0.77	8-9-2025	2,000,000	1,972,629
JPMorgan Chase & Company (U.S. SOFR +0.54%) ±	0.82	6-1-2025	1,220,000	1,205,430
JPMorgan Chase & Company (U.S. SOFR +0.70%) ±	1.04	2-4-2027	835,000	810,299
JPMorgan Chase & Company (U.S. SOFR +1.46%) ±	1.51	6-1-2024	3,000,000	3,023,969
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	1,080,000	1,089,313
Santander Holdings USA Incorporated	3.40	1-18-2023	2,500,000	2,562,525
				19,406,220
Capital markets: 1.75%
Goldman Sachs Group Incorporated (U.S. SOFR +0.54%) ±	0.63	11-17-2023	1,500,000	1,496,112
Goldman Sachs Group Incorporated (U.S. SOFR +0.91%) ±	1.95	10-21-2027	3,000,000	2,993,043
Morgan Stanley (U.S. SOFR +0.62%) ±	0.73	4-5-2024	2,000,000	1,994,895
Morgan Stanley (U.S. SOFR +1.99%) ±	2.19	4-28-2026	2,305,000	2,351,752
Morgan Stanley (U.S. SOFR +0.56%) ±	1.16	10-21-2025	2,000,000	1,984,084
				10,819,886
Consumer finance: 2.06%
BMW US Capital LLC 144A	3.90	4-9-2025	1,000,000	1,079,074
BOC Aviation USA Corporation 144A	1.63	4-29-2024	2,580,000	2,587,330
General Motors Financial Company Incorporated	1.70	8-18-2023	1,000,000	1,010,663
Harley Davidson Financial Services Company 144A	3.35	6-8-2025	1,395,000	1,467,401
Hyundai Capital America Company 144A	1.30	1-8-2026	1,115,000	1,085,183
Hyundai Capital America Company 144A	2.38	2-10-2023	1,695,000	1,723,007
Nissan Motor Acceptance Corporation 144A	3.88	9-21-2023	2,030,000	2,118,484
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	1,600,000	1,625,938
				12,697,080
Diversified financial services: 1.81%
Bankers Healthcare Group BHG Series 2021 Class A-B 144A	2.79	11-17-2033	1,335,000	1,343,317
DAE Funding LLC 144A	1.55	8-1-2024	1,000,000	981,300
GTP Acquisition Partners Corporation 144A	3.48	6-15-2050	1,900,000	1,976,159
Jackson Financial Incorporated 144A	1.13	11-22-2023	965,000	964,460
National Securities Clearing Corporation 144A	1.50	4-23-2025	3,750,000	3,781,596
WEA Finance LLC 144A	3.75	9-17-2024	2,000,000	2,106,804
				11,153,636
See accompanying notes to portfolio of investments

4  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 2.27%
Athene Global Funding 144A	2.50%	1-14-2025	$2,705,000	$ 2,785,444
Brighthouse Financial Incorporated 144A	1.00	4-12-2024	2,000,000	1,990,084
Met Tower Global Funding 144A	0.70	4-5-2024	2,000,000	1,986,434
Minnesota Life Insurance Company 144A	8.25	9-15-2025	1,805,000	2,203,948
OneBeacon US Holdings Incorporated	4.60	11-9-2022	2,285,000	2,360,025
Protective Life Global 144A	1.62	4-15-2026	2,370,000	2,365,766
Security Benefit Company 144A	1.25	5-17-2024	335,000	334,076
				14,025,777
Mortgage REITs: 0.23%
Starwood Property Trust Incorporated	5.00	12-15-2021	643,000	643,347
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	750,000	772,500
				1,415,847
Health care: 0.60%
Health care providers & services: 0.60%
Dignity Health	3.13	11-1-2022	2,255,000	2,302,567
Magellan Health Incorporated	4.90	9-22-2024	1,320,000	1,419,000
				3,721,567
Industrials: 1.59%
Aerospace & defense: 0.52%
The Boeing Company	4.51	5-1-2023	2,000,000	2,088,028
The Boeing Company	4.88	5-1-2025	1,000,000	1,095,995
				3,184,023
Airlines: 0.95%
American Airline Series 2014-1	3.70	4-15-2027	1,938,385	1,872,039
Continental Airlines Series 2007 Class 1	5.98	10-19-2023	622,302	631,570
Delta Air Lines Incorporated 144A	4.50	10-20-2025	2,455,000	2,573,623
United Airlines Pass-Through Trust Certificates Series 2020-1 Class B	4.88	7-15-2027	727,380	762,269
				5,839,501
Trading companies & distributors: 0.12%
Aircastle Limited 144A	5.25	8-11-2025	700,000	771,786
Information technology: 0.59%
IT services: 0.34%
Kyndryl Holdings Incorporated 144A	2.05	10-15-2026	2,150,000	2,097,722
Semiconductors & semiconductor equipment: 0.25%
Microchip Technology Incorporated	2.67	9-1-2023	1,525,000	1,564,667
Real estate: 1.84%
Equity REITs: 1.84%
EPR Properties Company	4.50	4-1-2025	1,500,000	1,603,930
Omega Healthcare Investors Incorporated	4.95	4-1-2024	2,210,000	2,372,329
Piedmont Operating Partnership LP	4.45	3-15-2024	1,765,000	1,871,576
Sabra Health Care LP / Sabra Capital Corporation	5.13	8-15-2026	1,490,000	1,648,909
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Equity REITs (continued)
SBA Tower Trust 144A	3.45%	3-15-2048		$2,335,000	$ 2,353,188
Service Properties Trust	4.50	6-15-2023		1,500,000	1,485,443
					11,335,375
Utilities: 1.50%
Electric utilities: 0.36%
Southern California Edison Company	0.70	4-3-2023		2,200,000	2,194,131
Gas utilities: 0.54%
One Gas Incorporated	0.85	3-11-2023		3,350,000	3,344,722
Independent power & renewable electricity producers: 0.24%
TerraForm Power Operating LLC 144A	4.25	1-31-2023		1,500,000	1,511,250
Multi-utilities: 0.36%
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	0.62	3-2-2023		770,000	768,781
CenterPoint Energy Incorporated	0.70	3-2-2023		765,000	762,692
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	0.70	5-13-2024		680,000	679,966
					2,211,439
Total Corporate bonds and notes (Cost $141,369,207)					142,200,671
Foreign corporate bonds and notes: 1.60%
Communication services: 0.30%
Media: 0.30%
SES SA Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.19%) ʊ±	2.88	8-27-2026	EUR	1,625,000	1,842,913
Financials: 0.65%
Banks: 0.65%
Credit Agricole SA (3 Month EURIBOR +1.25%) ±	1.00	4-22-2026	EUR	2,500,000	2,898,886
Permanent TSB Group (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +2.55%) ±	2.13	9-26-2024	EUR	1,000,000	1,151,972
					4,050,858
Industrials: 0.37%
Containers & packaging: 0.28%
Can-Pack SA 144A	2.38	11-1-2027	EUR	1,500,000	1,698,429
Electrical equipment: 0.09%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	500,000	575,556
Real estate: 0.28%
Equity REITs: 0.28%
Aedas Homes Opco SLU 144A	4.00	8-15-2026	EUR	1,500,000	1,730,921
Total Foreign corporate bonds and notes (Cost $10,110,436)					9,898,677
Foreign government bonds: 0.97%
Brazil ¤	0.00	1-1-2024	BRL	17,000,000	2,401,748
See accompanying notes to portfolio of investments

6  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds (continued)
Brazil ¤	0.00%	7-1-2024	BRL	19,000,000	$ 2,549,309
Hungary Government Bond	1.50	8-23-2023	HUF	350,000,000	1,053,722
Total Foreign government bonds (Cost $7,142,692)					6,004,779

	Shares
Investment companies: 1.67%
Exchange-traded funds: 1.67%
Invesco BulletShares 2022 High Yield Corporate Bond ETF «	272,000	6,277,760
Invesco BulletShares 2023 High Yield Corporate Bond ETF «	161,500	4,040,730
Total Investment companies (Cost $10,158,881)		10,318,490

			Principal
Loans: 1.20%
Communication services: 0.44%
Media: 0.44%
CSC Holdings LLC (3 Month LIBOR +2.25%) ±	2.34	7-17-2025	$1,974,160	1,933,749
Nexstar Broadcasting Incorporated (3 Month LIBOR +2.25%) ±	2.34	1-17-2024	794,284	789,979
				2,723,728
Financials: 0.16%
Diversified financial services: 0.16%
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	4.50	5-30-2025	1,000,000	997,920
Health care: 0.13%
Pharmaceuticals: 0.13%
Bausch Health Companies Incorporated (3 Month LIBOR +3.00%) ±	3.09	6-2-2025	806,704	798,766
Industrials: 0.16%
Aerospace & defense: 0.16%
TransDigm Incorporated (1 Month LIBOR +2.25%) ±	2.34	8-22-2024	989,924	973,076
Materials: 0.31%
Containers & packaging: 0.31%
Plastipak Packaging Incorporated (3 Month LIBOR +2.50%) ±	4.75	10-14-2024	1,894,733	1,885,259
Total Loans (Cost $7,344,428)				7,378,749
Municipal obligations: 0.86%
Georgia: 0.17%
Health revenue: 0.17%
Georgia Medical Center Hospital Authority Taxable Refunding Bond	4.88	8-1-2022	1,000,000	1,029,008
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 0.05%
Tax revenue: 0.05%
Chicago IL Retiree Health Series B	6.30%	12-1-2021	$310,000	$ 310,000
Indiana: 0.18%
Education revenue: 0.18%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	0.89	2-25-2044	1,120,502	1,121,384
New Jersey: 0.33%
Miscellaneous revenue: 0.33%
New Jersey Transportation Trust Fund Authority System Series B	2.55	6-15-2023	2,000,000	2,057,114
New York: 0.13%
Transportation revenue: 0.13%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	795,000	799,835
Total Municipal obligations (Cost $5,221,173)				5,317,341
Non-agency mortgage-backed securities: 27.95%
Ajax Mortgage Loan Trust Series 2021-E Class A1 144A±±	1.74	12-25-2060	3,702,918	3,682,676
Anchorage Capital CLO Limited Series 2015-6A Class B2RR (3 Month LIBOR +1.85%) 144A±	1.97	7-15-2030	4,000,000	4,000,188
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	911,318	911,939
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	1,334,851	1,330,519
APEX Credit CLO LLC Series 2017 Class 2A (3 Month LIBOR +1.60%) 144A±	1.73	9-20-2029	3,000,000	2,996,661
Arch Street CLO Limited Series 2016 Class 2A-CR2 (3 Month LIBOR +2.30%) 144A±	2.43	10-20-2028	1,325,000	1,325,024
Auburn CLO Limited Series 2017-1A Class A2A (3 Month LIBOR +1.62%) 144A±	1.75	10-20-2030	470,000	468,013
Bayview Opportunity Master Fund Trust Series 2017 Class RT5 144A±±	3.50	5-28-2069	1,629,981	1,650,653
Black Diamond CLO Limited Series 2017-1A Class A1 (3 Month LIBOR +1.05%) 144A±	1.17	4-24-2029	3,619,949	3,619,938
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	2,225,000	2,281,110
Bravo Residential Funding Trust Series 2019-NQM1 Class A1 144A±±	2.67	7-25-2059	348,758	348,967
Bravo Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR +0.75%) 144A±	0.80	11-25-2069	3,263,716	3,261,514
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144Aøø	2.72	11-25-2059	659,882	666,120
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%) 144A±	1.99	10-15-2036	2,165,000	2,154,842
Cajun Global LLC Series 2021-1 Class A2 144A	3.93	11-20-2051	1,000,000	1,003,395
Carlyle Global Market Series 2015-1A Class CR3 (3 Month LIBOR +2.00%) 144A±	2.13	7-20-2031	3,000,000	3,001,080
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	289,397	297,771
Cascade Funding Mortgage Trust Series 2018-RM2 Class B 144A±±	4.00	10-25-2068	844,233	865,923
See accompanying notes to portfolio of investments

8  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95%	12-26-2030	$1,141,923	$ 1,143,151
CIFC Funding Limited Series 2018-1A Class A (3 Month LIBOR +1.00%) 144A±	1.12	4-18-2031	4,000,000	3,999,848
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	1.19	7-15-2030	414,313	413,014
Citigroup Mortgage Loan Trust Series 2019-IMC1 Class A3 144A±±	3.03	7-25-2049	705,944	710,963
Colt Funding LLC Series 2020-1R Class A1 144A±±	1.26	9-25-2065	898,916	900,407
Colt Funding LLC Series 2020-2 Class A1 144A±±	1.85	3-25-2065	813,648	815,684
Commercial Mortgage Trust Series 2012-CR1 Class ASB	3.05	5-15-2045	112,315	112,430
Commercial Mortgage Trust Series 2012-CR4 Class A	3.25	10-15-2045	2,000,000	2,016,628
Commercial Mortgage Trust Series 2014-CR14 Class B ±±	4.75	2-10-2047	680,000	715,884
Commercial Mortgage Trust Series 2015-DC1 Class A3	3.22	2-10-2048	1,500,000	1,501,769
ContiMortgage Home Equity Loan Trust ♀±±	0.00	7-15-2027	467,016	6,242
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	2.01	6-19-2031	77,499	78,190
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%) 144A±	1.34	1-15-2034	238,062	239,209
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	1,257,592	1,260,717
Credit Suisse Mortgage Trust Series 2021-AFC1 Class A2 144A±±	1.07	3-25-2056	1,906,335	1,887,608
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	1,378,622	1,444,584
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.03%) 144A±	1.12	12-19-2030	550,000	550,035
Dell Equipment Finance Trust Series 2020-1 Class D 144A	5.92	3-23-2026	918,000	956,749
Dryden Senior Loan Fund Series 2019-72A (3 Month LIBOR +1.85%) 144A±	2.01	5-15-2032	1,000,000	996,316
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	1.21	9-25-2033	166,966	166,799
First Key Homes Series 2021 Class B 144A	1.61	9-17-2038	2,235,000	2,171,728
First Key Homes Series 2021 Class C 144A	1.89	8-17-2038	1,835,000	1,800,844
Freedom Financial Trust Series 2021-1CP Class A 144A	0.66	3-20-2028	975,443	975,404
FS Rialto Issuer Limited Series 2021-FL3 Class B (1 Month LIBOR +1.80%) 144A±	1.89	11-16-2036	2,000,000	1,998,344
FWD Securitization Trust Series 2020-INV1 Class A3 144A±±	2.44	1-25-2050	1,372,991	1,371,445
Galton Funding Mortgage Trust Series 2020-H1 Class A1 144A±±	2.31	1-25-2060	343,491	347,899
GCAT Series 2021-NQM1 Class A1 144A±±	0.87	1-25-2066	2,327,782	2,310,328
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	34,336
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH Class A 144A	3.55	4-10-2034	2,414,000	2,424,100
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	530,140	530,161
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	1,288,108	1,287,598
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  9

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Gracie Point International Series 2020-B Class A (1 Month LIBOR +1.40%) 144A±	1.49%	5-2-2023	$1,849,928	$ 1,859,877
Gracie Point International Series 2021-1A Class B (1 Month LIBOR +1.40%) 144A±	1.49	11-1-2023	1,500,000	1,499,369
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	117,830	116,403
Harbor Group International CLO Limited Series 2021-FL2 Class C (1 Month LIBOR +1.80%) 144A±	1.89	9-17-2036	1,000,000	998,481
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	1.09	11-15-2036	1,757,235	1,755,122
Imperial Fund LLC Series 2021-NQM3 Class A1 144A±±	1.60	11-25-2056	2,977,603	2,963,702
InTown Hotel Portfolio Trust Series 2018-STAY Class A (1 Month LIBOR +0.95%) 144A±	1.04	1-15-2033	550,000	550,002
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class A3	2.83	10-15-2045	2,272,322	2,294,804
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class A4	2.69	4-15-2046	1,608,504	1,633,991
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +1.06%) 144A±	2.56	6-15-2035	566,915	564,099
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	1.05	7-15-2036	2,500,000	2,497,084
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020 Class A7 144A±±	3.50	7-25-2050	1,599,277	1,612,394
Lendmark Funding Trust Series 2019-2A Class A 144A	2.78	4-20-2028	3,000,000	3,044,980
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR +1.13%) 144A±	1.22	5-15-2028	461,013	461,013
Madison Park Funding Limited Series 2012-0A (3 Month LIBOR +1.55%) 144A±	1.68	7-27-2030	1,570,000	1,569,180
Marlette Funding Trust Series 2021-2A Class B 144A	1.06	9-15-2031	4,000,000	3,977,029
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	2.49	10-25-2032	913	929
MED Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%) 144A±	1.55	11-15-2038	3,000,000	2,992,491
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR +0.80%) 144A±	0.89	11-25-2053	1,940,000	1,934,783
Mello Warehouse Securitization Trust Series 2021-1 Class B (1 Month LIBOR +0.90%) 144A±	0.99	2-25-2055	1,460,000	1,456,089
Mello Warehouse Securitization Trust Series 2021-2 Class C (1 Month LIBOR +1.10%) 144A±	1.19	4-25-2055	1,825,000	1,819,346
MF1 Multifamily Housing Mortgage Series 2020-FL3 Class A (30 Day Average U.S. SOFR +2.16%) 144A±	2.21	7-15-2035	699,753	705,736
MF1 Multifamily Housing Mortgage Series 2021-FL5 Class A (30 Day Average U.S. SOFR +0.96%) 144A±	1.01	7-15-2036	3,000,000	2,991,553
MFRA Trust Series 2020-NQM1 Class A2 144A±±	1.79	8-25-2049	1,015,275	1,018,015
MFRA Trust Series 2021-NQM1 Class A2 144A±±	1.38	4-25-2065	1,799,329	1,793,434
NBC Funding LLC Series 2021 Class A2 144A	2.99	7-30-2051	3,241,875	3,209,537
New Residential Mortgage Loan Series 2018-5A Class A1A 144A±±	4.25	12-25-2057	2,835,645	2,947,367
New Residential Mortgage Loan Series 2019-6A Class A1B 144A±±	3.50	9-25-2059	1,014,193	1,055,885
Oaktree CLO Limited Series 15-1A Class A1R (3 Month LIBOR +0.87%) 144A±	1.00	10-20-2027	398,498	398,536
See accompanying notes to portfolio of investments

10  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Oceanview Mortgage Trust 2021-EBO1 Class 1A 144A♦±±	1.22%	12-25-2051	$2,000,000	$ 1,999,999
Octagon Investment Partners Series 2017-1A Class A2R (3 Month LIBOR +1.45%) 144A±	1.58	3-17-2030	2,190,000	2,184,543
OPG Trust 2021 Port (1 Month LIBOR +0.71%) 144A±	0.80	10-15-2036	4,600,000	4,563,684
Pagaya AI Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	2,546,856	2,543,453
Pagaya AI Selection Trust Series 2021-HG1 Class A 144A	1.22	1-16-2029	3,862,106	3,850,883
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR +0.90%) 144A±	1.06	11-15-2026	320,484	320,607
PKHL Commercial Mortgage Trust PKHL Series 2021 Class B (1 Month LIBOR +1.18%) 144A±	1.27	7-15-2038	3,342,000	3,342,954
Prodigy Finance Series 2021 Class A (1 Month LIBOR +1.25%) 144A±	1.34	7-25-2051	3,640,632	3,639,765
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	458,444	465,643
Residential Mortgage Loan Trust Series 2021-1R Class A2 144A±±	1.10	1-25-2065	553,557	551,611
Service Experts Issuer Series 2021-1A Class A 144A	2.67	2-2-2032	3,000,000	2,992,723
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR +1.55%) 144A±	1.67	4-15-2030	2,660,000	2,642,902
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	549,523	553,730
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	1,452,077	1,457,397
Station Place Securitization Trust Series 2021-WL1 Class A (1 Month LIBOR +0.65%) 144A±	0.74	1-26-2054	1,830,000	1,831,044
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	203,017	203,164
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	1,187,412	1,199,093
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	578,381	589,196
Towd Point Mortgage Trust Series 2019-4 Class A1 144A±±	2.90	10-25-2059	725,025	740,380
Towd Point Mortgage Trust Series 2019-MH1 Class A1 144A±±	3.00	11-25-2058	424,891	430,729
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	0.94	2-15-2032	1,459,270	1,452,269
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03	2-25-2066	2,030,631	2,016,492
Verus Securitization Trust Series 2021-R1 Class A2 144A±±	1.06	10-25-2063	271,869	271,253
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	2,110,184	2,098,924
Vibrant CLO Limited (3 Month LIBOR +0.95%) 144A±	1.07	6-20-2029	3,120,000	3,120,047
Voya CLO Limited Series 2017-1A (3 Month LIBOR +1.90%) 144A±	2.02	4-17-2030	2,500,000	2,500,118
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.22	8-25-2032	53,053	56,427
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.22	8-25-2032	38,153	37,768
Wilshire Funding Corporation Series 1998-2 Class M1 (12 Month Treasury Average +2.00%) ±	2.09	12-28-2037	5,852	5,997
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  11

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Wind River CLO Limited Series 2013-2A Class AR (3 Month LIBOR +1.00%) 144A±	1.12%	10-18-2030	$4,000,000	$ 3,998,996
ZAIS CLO 6 Limited Series 2017-1A (3 Month LIBOR +2.65%) 144A±	2.77	7-15-2029	2,050,000	2,050,027
Total Non-agency mortgage-backed securities (Cost $172,555,340)				172,467,796
U.S. Treasury securities: 8.97%
TIPS	0.38	7-15-2023	2,716,719	2,882,004
U.S. Treasury Note	0.25	4-15-2023	23,300,000	23,262,684
U.S. Treasury Note	0.25	3-15-2024	5,140,000	5,092,816
U.S. Treasury Note	0.25	5-15-2024	21,250,000	21,013,428
U.S. Treasury Note	0.38	12-31-2025	90,000	87,486
U.S. Treasury Note	0.38	1-31-2026	2,150,000	2,087,348
U.S. Treasury Note	0.88	6-30-2026	925,000	914,521
Total U.S. Treasury securities (Cost $55,618,000)				55,340,287
Yankee corporate bonds and notes: 14.64%
Communication services: 0.39%
Interactive media & services: 0.39%
Tencent Holdings Limited 144A	3.28	4-11-2024	2,310,000	2,412,210
Consumer discretionary: 1.34%
Auto components: 0.40%
Toyota Industries Corporation 144A	3.11	3-12-2022	2,460,000	2,472,976
Automobiles: 0.42%
Conti Gummi Finance BV	1.13	9-25-2024	2,000,000	2,324,326
Stellantis NV	5.25	4-15-2023	250,000	264,423
				2,588,749
Hotels, restaurants & leisure: 0.10%
Royal Caribbean Group	4.25	6-15-2023	500,000	595,388
Household durables: 0.42%
Panasonic Corporation 144A	2.54	7-19-2022	2,600,000	2,627,186
Energy: 1.02%
Oil, gas & consumable fuels: 1.02%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.04%) ʊ±	4.38	6-22-2025	3,000,000	3,135,000
Reliance Industries Limited 144A	5.40	2-14-2022	3,145,000	3,172,173
				6,307,173
Financials: 9.41%
Banks: 6.39%
ANZ New Zealand International Company 144A	1.90	2-13-2023	2,200,000	2,233,981
Banco Bradesco 144A	2.85	1-27-2023	745,000	753,947
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,305,000	1,326,533
Banco Santander (1 Year Treasury Constant Maturity +0.45%) ±	0.70	6-30-2024	2,000,000	1,988,781
See accompanying notes to portfolio of investments

12  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Barclays plc (1 Year Treasury Constant Maturity +0.80%) ±	1.01%	12-10-2024	$1,155,000	$ 1,147,290
BNP Paribas (U.S. SOFR +1.00%) 144A±	1.32	1-13-2027	1,545,000	1,505,190
Canadian Imperial Bank	0.45	6-22-2023	1,000,000	993,770
Central American Bank 144A	1.14	2-9-2026	2,500,000	2,459,550
Credicorp Limited 144A	2.75	6-17-2025	3,000,000	3,038,834
Credit Suisse New York	0.52	8-9-2023	1,080,000	1,074,645
Danske Bank A/S (1 Year Treasury Constant Maturity +0.55%) 144A±	0.98	9-10-2025	2,000,000	1,972,694
Danske Bank A/S 144A	5.00	1-12-2022	1,405,000	1,411,953
Deutsche Bank (U.S. SOFR +2.16%) ±	2.22	9-18-2024	1,500,000	1,521,320
Deutsche Bank	3.30	11-16-2022	1,000,000	1,023,921
HSBC Holdings plc (U.S. SOFR +0.71%) ±	0.98	5-24-2025	600,000	593,247
HSBC Holdings plc (U.S. SOFR +1.54%) ±	1.65	4-18-2026	1,140,000	1,134,750
HSBC Holdings plc (U.S. SOFR +1.10%) ±	2.25	11-22-2027	1,760,000	1,764,061
Intesa Sanpaolo SpA 144A	3.25	9-23-2024	2,000,000	2,088,178
Mizuho Financial Group (U.S. SOFR +1.24%) ±	2.84	7-16-2025	1,000,000	1,037,290
NatWest Markets plc 144A	2.38	5-21-2023	1,375,000	1,405,552
Nordea Bank AB 144A	3.75	8-30-2023	2,000,000	2,099,251
Sumitomo Mitsui Financial Group (3 Month LIBOR +0.80%) ±	0.92	10-16-2023	2,000,000	2,022,791
Sumitomo Mitsui Financial Group	2.70	7-16-2024	2,510,000	2,604,354
UniCredit SpA 144A	6.57	1-14-2022	2,220,000	2,234,341
				39,436,224
Capital markets: 0.62%
Macquarie Group Limited (U.S. SOFR +1.07%) 144A±	1.34	1-12-2027	1,885,000	1,843,820
UBS Group AG (1 Year Treasury Constant Maturity +0.85%) 144A±	1.49	8-10-2027	2,000,000	1,956,203
				3,800,023
Consumer finance: 0.30%
NTT Finance Corporation 144A	0.37	3-3-2023	1,830,000	1,824,669
Diversified financial services: 1.29%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.65	10-29-2024	2,500,000	2,495,491
African Export Import BA 144A	2.63	5-17-2026	550,000	551,210
Avolon Holdings Funding Limited 144A	2.53	11-18-2027	862,000	840,622
Avolon Holdings Funding Limited 144A	5.50	1-15-2026	965,000	1,071,091
Banco Latino Americano SA 144A	2.38	9-14-2025	2,000,000	1,990,200
DAE Funding LLC 144A	2.63	3-20-2025	1,000,000	1,004,230
				7,952,844
Insurance: 0.44%
Sompo International Holdings Limited	4.70	10-15-2022	2,628,000	2,711,204
Thrifts & mortgage finance: 0.37%
Nationwide Building Society 144A	1.00	8-28-2025	2,360,000	2,313,838
Health care: 0.06%
Pharmaceuticals: 0.06%
Perrigo Company plc	4.00	11-15-2023	323,000	335,275
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  13

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 1.08%
Communications equipment: 0.38%
Ericsson LM	4.13%	5-15-2022	$2,300,000	$ 2,331,027
Semiconductors & semiconductor equipment: 0.70%
Renesas Electronics Corporation 144A	1.54	11-26-2024	4,330,000	4,328,337
Materials: 0.65%
Chemicals: 0.65%
Orbia Advance Corporation SAB 144A	1.88	5-11-2026	2,000,000	1,955,000
Syngenta Finance NV 144A	4.44	4-24-2023	2,000,000	2,074,190
				4,029,190
Real estate: 0.35%
Equity REITs: 0.35%
Scentre Group Trust 144A	3.63	1-28-2026	2,000,000	2,148,096
Utilities: 0.34%
Independent power & renewable electricity producers: 0.34%
Colbun SA 144A	4.50	7-10-2024	2,000,000	2,112,520
Total Yankee corporate bonds and notes (Cost $89,816,059)				90,326,929

Short-term investments: 6.56%
Commercial paper: 2.38%
AT&T Incorporated	0.28	12-14-2021	2,220,000	2,219,880
Corporación Andina de Fomento 144A	0.25	5-20-2022	2,500,000	2,497,447
Enel Finance International NV 144A	0.25	3-11-2022	3,000,000	2,997,770
HSBC USA Incorporated 144A	0.36	4-1-2022	3,000,000	2,997,031
Viatris Incorporated 144A	0.55	1-20-2022	4,000,000	3,997,784
				14,709,912

		Yield	Shares
Investment companies: 4.18%
Allspring Government Money Market Fund Select Class ♠∞##		0.03	21,918,658	21,918,658
Securities Lending Cash Investments LLC ♠∩∞		0.04	3,850,900	3,850,900
				25,769,558
Total Short-term investments (Cost $40,476,292)				40,479,470
Total investments in securities (Cost $629,703,910)	102.04%			629,609,657
Other assets and liabilities, net	(2.04)			(12,562,747)
Total net assets	100.00%			$617,046,910

See accompanying notes to portfolio of investments

14  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2021 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BAN	Bond anticipation notes
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUF	Hungarian forint
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury inflation-protected securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$22,126,301	$61,468,387	$(61,676,030)	$0	$0	$21,918,658	21,918,658	$1,807
Securities Lending Cash Investments LLC	667,600	10,315,845	(7,132,545)	0	0	3,850,900	3,850,900	34#
				$0	$0	$25,769,558		$1,841

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
5,375,726 USD	4,660,000 EUR	Morgan Stanley	12-31-2021	$0	$(16,008)
1,473,829 USD	2,000,000 AUD	Morgan Stanley	12-31-2021	47,507	0
2,000,000 AUD	1,442,684 USD	Morgan Stanley	12-31-2021	0	(16,362)
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  15

Portfolio of investments—November 30, 2021 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
9,461,083 USD	8,000,000 EUR	Morgan Stanley	12-31-2021	$376,561	$0
1,474,532 USD	22,600,000 ZAR	Morgan Stanley	12-31-2021	59,409	0
				$483,477	$(32,370)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,092	3-31-2022	$238,475,778	$238,857,939	$382,161	$0
Short
Euro-BOBL Futures	(38)	12-8-2021	(5,847,181)	(5,839,484)	7,697	0
10-Year U.S. Treasury Notes	(36)	3-22-2022	(4,645,448)	(4,709,250)	0	(63,802)
5-Year U.S. Treasury Notes	(620)	3-31-2022	(74,700,194)	(75,267,031)	0	(566,837)
					$389,858	$(630,639)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount	Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell Protection
Markit CDX North American High Yield	5.00%	Quarterly	12-20-2025	4,000,000	$(299,395)	$(290,547)	$0	$(8,848)
Markit CDX North American Investment Grade	1.00	Quarterly	12-20-2025	3,500,000	(74,342)	(66,631)	0	(7,711)
							$0	$(16,559)
See accompanying notes to portfolio of investments

16  |  Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S.

Allspring Short-Term Bond Plus Fund  |  17

Notes to portfolio of investments—November 30, 2021 (unaudited)

dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

18  |  Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—November 30, 2021 (unaudited)

Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Short-Term Bond Plus Fund  |  19

Notes to portfolio of investments—November 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$12,941,944	$0	$12,941,944
Asset-backed securities	0	76,934,524	0	76,934,524
Corporate bonds and notes	0	142,200,671	0	142,200,671
Foreign corporate bonds and notes	0	9,898,677	0	9,898,677
Foreign government bonds	0	6,004,779	0	6,004,779
Investment companies	10,318,490	0	0	10,318,490
Loans	0	7,378,749	0	7,378,749
Municipal obligations	0	5,317,341	0	5,317,341
Non-agency mortgage-backed securities	0	172,467,796	0	172,467,796
U.S. Treasury securities	55,340,287	0	0	55,340,287
Yankee corporate bonds and notes	0	90,326,929	0	90,326,929
Short-term investments
Commercial paper	0	14,709,912	0	14,709,912
Investment companies	25,769,558	0	0	25,769,558
	91,428,335	538,181,322	0	629,609,657
Forward foreign currency contracts	0	483,477	0	483,477
Futures contracts	389,858	0	0	389,858
Total assets	$91,818,193	$538,664,799	$0	$630,482,992
Liabilities
Forward foreign currency contracts	$0	$32,370	$0	$32,370
Futures contracts	630,639	0	0	630,639
Swap contracts	0	16,559	0	16,559
Total liabilities	$630,639	$48,929	$0	$679,568
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2021, $152,866 was segregated as cash collateral for open futures contracts and $635,771 was segregated as cash collateral for swap contracts.
For the three months ended November 30, 2021, the Fund did not have any transfers into/out of Level 3.

20  |  Allspring Short-Term Bond Plus Fund